PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Tax refund			$ 302,637
Payment for promissory note				$ 349,079
Accounts payable and accrued expense	$ 3,137,517	$ 1,783,015
Loss on settlement of debt	0
Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate amount			350,739
Accounts payable and accrued expense			$ 50,569
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible notes	$ 1,569,770	$ 1,178,964
Original issue discount rate	10.00%
Mature term	18 months
Maturity date	May 25, 2021 through August 11, 2022.